Other Current Assets - Summary of Allowance for Other current assets (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Allowance for Other Current Assets [Line Items]
Beginning balance	¥ 160,745,160	$ 25,224,423	¥ 27,259,988
Adjustment due to the adoption of ASC 326	0	0	4,411,290
Additions/ (reverse)	59,901,259	9,399,815	219,292,278
Charge-offs	(19,404,351)	(3,044,966)	(90,218,396)
Ending Balance	¥ 201,242,068	$ 31,579,272	¥ 160,745,160